U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 25, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
File Nos.: 333-62298, 811-10401

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, Schooner Global Absolute Return Fund (the “Fund”), hereby submits Post-Effective Amendment No. 240 and Amendment No. 242 to the Trust’s Registration Statement on Form N-1A for the sole purpose of designating June 3, 2011 as the new effective date for Post-Effective Amendment No. 217 and Amendment No. 219, previously filed on Form N-1A on March 11, 2011.  Prior to the effective date the Trust anticipates filing another amendment pursuant to Rule 485(b) for the purpose of addressing the Staff’s comments.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures